International operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets		$ 416,064		$ 409,877		$ 405,560
Total revenue		18,619		17,697		16,529
Income before income taxes		5,848		4,283		3,480
Net income	[2]	4,543	[1]	3,304	[1],[3]	2,543	[4]
Total International
Segment Reporting Information [Line Items]
Total assets		83,508		87,601		91,319
Total revenue		6,550		6,286		5,886
Income before income taxes		3,019		2,643		2,217
Net income		2,304		2,044		1,676
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Total assets		73,111		76,297		78,074
Total revenue		4,272		4,112		3,954
Income before income taxes		1,664		1,367		1,164
Net income		1,270		1,057		880
UK
Segment Reporting Information [Line Items]
Total assets		30,300		29,100		31,700
Total revenue		$ 2,700		$ 2,400		$ 2,200
Percentage of asset		7.00%		7.00%		8.00%
Percentage of revenue		14.00%		14.00%		13.00%
Asia-Pacific region
Segment Reporting Information [Line Items]
Total assets		$ 8,665		$ 9,617		$ 11,623
Total revenue		1,272		1,281		1,127
Income before income taxes		710		707		572
Net income		542		547		432
Other
Segment Reporting Information [Line Items]
Total assets		1,732		1,687		1,622
Total revenue		1,006		893		805
Income before income taxes		645		569		481
Net income		492		440		364
Total Domestic
Segment Reporting Information [Line Items]
Total assets		332,556		322,276		314,241
Total revenue		12,069		11,411		10,643
Income before income taxes		2,829		1,640		1,263
Net income		$ 2,239		$ 1,260		$ 867

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.